Capital Management	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Capital Management
14.	CAPITAL MANAGEMENT

The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. The Company considers its capital structure to consist of shareholder’s equity, preferred shares, long-term debt, short-term notes payable, and cash and cash equivalents. At December 31, 2015 and 2014, the Company’s capital structure was as follows:

December 31 (millions of Canadian dollars)	2015	2014
Long-term debt payable within one year	500	552
Short-term notes payable	1,491	—
Less: cash and cash equivalents	89	100

	1,902	452
Long-term debt	8,224	8,373
Preferred shares	—	323
Common shares	6,000	3,314
Retained earnings	3,759	4,249

	9,759	7,563

Total capital	19,885	16,711

The Company has customary covenants typically associated with long-term debt. Among other things, Hydro One’s long-term debt and credit facility covenants limit the permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2015 and 2014, Hydro One was in compliance with all of these covenants and limitations.